Intangible Assets - Schedule of Mining Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Bitcoins [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	675.65
Balance, Amount	$ 17,871,099
Receipt from mining services and investment income, Number	61.1
Receipt from mining services and investment income, Amount	$ 9,257,897
Impairment, Amount	$ (781,003)
Balance, Number	736.75
Balance, Amount	$ 26,347,993
Etherum [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	2,949.79
Balance, Amount	$ 3,525,001
Receipt from mining services and investment income, Amount
Impairment, Amount
Balance, Number	2,949.79
Balance, Amount	$ 3,525,001